Financial Assets and Liabilities - Summary of Net Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Jun. 30, 2019	Sep. 30, 2018	Jun. 30, 2018
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash & cash equivalents	$ 34,536	$ 50,426	$ 55,143	$ 37,763
Borrowings Repayable within one year	(20,375)	(14,007)
Borrowings Repayable after one year	(68,797)	(67,279)
Net Debt	(54,636)	(30,860)
Gross debt	(83,732)	(81,286)
Fixed interest rate [member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Gross debt	(40,249)	(33,060)
Floating Interest Rate
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Gross debt	$ (48,923)	$ (48,226)